Employees' Stock Incentive Plans and Management Incentive Plans - Weighted Average Fair Value Assumptions (Details) (USD $)	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise price	$ 13.50	$ 10.00
Risk-free interest rate	1.50%	1.41%
Expected term (in years)	5 years	5 years
Expected volatility	25.00%	24.30%
Expected forfeiture rate	5.00%	5.00%